Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income Loss [Line Items]
Other comprehensive income loss, effective income tax Rate	38.00%